INVENTORIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventories recognized as expense	$ 437,732	$ 405,800	$ 387,227
Amount expensed (credited) to cost of sales	$ (155)	$ (10,255)	$ (1,119)